SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	18,866,670	17,150,092	18,086,712	15,839,542
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	656,667	726,667	713,333	980,667
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	6,829,421	8,090,190
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	11,380,582	8,333,235	9,128,189	7,078,685